Related Party Transactions - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Mar. 09, 2026	Mar. 06, 2026	Mar. 05, 2026	Jul. 31, 2026	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Related Party Transaction [Line Items]
Issuance of common stock from IPO	$ 309				$ 538	$ 0	$ 0
Related Party | Transition Services Agreements, Provided to Medtronic
Related Party Transaction [Line Items]
Transaction amount	0			$ 1
Related Party | Transition Services Agreements, Provided by Medtronic
Related Party Transaction [Line Items]
Transaction amount	$ 67			95
Related Party | Amounts Due From Parent Company
Related Party Transaction [Line Items]
Transaction amount				602	$ 455
Related Party | Amounts Due to Parent Company
Related Party Transaction [Line Items]
Transaction amount				$ 178		$ 137
Minimed Group, Inc | Medtronic plc
Related Party Transaction [Line Items]
Ownership percentage	90.00%
Common Stock
Related Party Transaction [Line Items]
Shares issued (in shares)					280,813,000
Number of shares converted (in shares)			100
Shares issued in conversion (in shares)			252,813,348
Common Stock | IPO
Related Party Transaction [Line Items]
Shares issued (in shares)	28,000,000	28,000,000
Share price (in dollars per share)	$ 20.00	$ 20.00